Long-Term Debt - Summary of Effective Interest Rates on Variable-Rate IDRBs (Detail)	Dec. 31, 2015	Dec. 31, 2014
2003 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.87%	0.85%
2008 Series A, due 2038 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.87%	0.90%
2009 Series A, due 2039 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.75%	0.89%
Tax-exempt Series A, due 2028 [Member]
Debt Instrument [Line Items]
Effective interest rates	0.81%	0.84%